Note 9 - Notes Payable, Related Parties - Notes Payable, Related Parties (Details) (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 11, 2023	Apr. 25, 2023	Apr. 11, 2023	Mar. 07, 2023	Mar. 02, 2023	Feb. 01, 2023	Jan. 05, 2023	Dec. 21, 2022	Sep. 29, 2022	Aug. 23, 2022	Dec. 31, 2020
Warrant, shares (in shares)		1,591,250
Warrant, exercise price (in dollars per share)	$ 2.5	$ 2.47	$ 2.66											$ 3.99
Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)				375,000	375,000		312,500				62,500	625,000	625,000
Warrant, exercise price (in dollars per share)				$ 2.5	$ 2.5						$ 2.6	$ 2.6	$ 2.6
Warrant, term (Year)				10 years	10 years						10 years	10 years	10 years
Warrant, redemption price (in dollars per share)											$ 0.01
Required volume weighted average sale price (in dollars per share)											$ 9
Director [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)				25,000
Warrant, exercise price (in dollars per share)				$ 2.5
Warrant, term (Year)				10 years
Warrant, redemption price (in dollars per share)				$ 0.01
Required volume weighted average sale price (in dollars per share)				$ 9
Director [Member] | Notes Payable 1 [Member]
Face amount	$ 100,000
Maturity	May 11, 2024
Interest rate	8.00%
Director [Member] | Notes Payable 1 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	25,000
Warrant, exercise price (in dollars per share)	$ 2.5
Warrant, term (Year)	10 years
Warrant, redemption price (in dollars per share)	$ 0.01
Required volume weighted average sale price (in dollars per share)	$ 9
Cesar J. Gutierrez Living Trust [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)					12,500
Warrant, exercise price (in dollars per share)					$ 2.5
Warrant, term (Year)					10 years
Warrant, redemption price (in dollars per share)					$ 0.01
Required volume weighted average sale price (in dollars per share)					$ 9
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 2 [Member]
Face amount	$ 50,000
Maturity	Apr. 25, 2024
Interest rate	8.00%
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 2 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	12,500
Warrant, exercise price (in dollars per share)	$ 2.5
Warrant, term (Year)	10 years
Warrant, redemption price (in dollars per share)	$ 0.01
Required volume weighted average sale price (in dollars per share)	$ 9
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 20 [Member]
Face amount	$ 50,000	$ 50,000	$ 50,000
Maturity	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Interest rate	8.00%	8.00%	8.00%
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 20 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	7,500	7,500	7,500
Warrant, exercise price (in dollars per share)	$ 2.21	$ 2.21	$ 2.21
Warrant, term (Year)	10 years	10 years	10 years
Board of Directors Chairman [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)					187,500			62,500	125,000
Warrant, exercise price (in dollars per share)					$ 2.5			$ 2.6	$ 2.6
Warrant, term (Year)					10 years			10 years	10 years
Warrant, redemption price (in dollars per share)					$ 0.01			$ 0.01	$ 0.01
Required volume weighted average sale price (in dollars per share)					$ 9			$ 9	$ 9
Board of Directors Chairman [Member] | Notes Payable 3 [Member]
Face amount	$ 750,000
Maturity	Apr. 25, 2024
Interest rate	8.00%
Board of Directors Chairman [Member] | Notes Payable 3 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	187,500
Warrant, exercise price (in dollars per share)	$ 2.5
Warrant, term (Year)	10 years
Warrant, redemption price (in dollars per share)	$ 0.01
Required volume weighted average sale price (in dollars per share)	$ 9
Board of Directors Chairman [Member] | Notes Payable 6 [Member]
Face amount	$ 250,000
Maturity	Aug. 23, 2025
Interest rate	8.00%
Board of Directors Chairman [Member] | Notes Payable 6 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	62,500
Warrant, exercise price (in dollars per share)	$ 2.6
Warrant, term (Year)	10 years
Board of Directors Chairman [Member] | Notes Payable 7 [Member]
Face amount	$ 500,000
Maturity	Aug. 23, 2025
Interest rate	8.00%
Board of Directors Chairman [Member] | Notes Payable 7 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	125,000
Warrant, exercise price (in dollars per share)	$ 2.6
Warrant, term (Year)	10 years
Board of Directors Chairman [Member] | Notes Payable 10 [Member]
Face amount	$ 500,000	$ 500,000
Maturity	Aug. 23, 2025	Aug. 23, 2025
Interest rate	8.00%	8.00%
Board of Directors Chairman [Member] | Notes Payable 10 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	125,000	125,000
Warrant, exercise price (in dollars per share)	$ 2.6	$ 2.6
Warrant, term (Year)	10 years	10 years
Board of Directors Chairman [Member] | Notes Payable 12 [Member]
Face amount	$ 2,000,000	$ 2,000,000	$ 2,000,000
Maturity	Apr. 08, 2025	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%	6.00%
Board of Directors Chairman [Member] | Notes Payable 12 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	500,000	500,000	500,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years	10 years
Board of Directors Chairman [Member] | Notes Payable 13 [Member]
Face amount	$ 100,000	$ 100,000	$ 100,000
Maturity	Apr. 08, 2025	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%	6.00%
Board of Directors Chairman [Member] | Notes Payable 13 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	25,000	25,000	25,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years	10 years
Board of Directors Chairman [Member] | Notes Payable 17 [Member]
Face amount	$ 1,500,000	$ 1,500,000	$ 1,500,000
Maturity	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Interest rate	8.00%	8.00%	8.00%
Board of Directors Chairman [Member] | Notes Payable 17 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	225,000	225,000	225,000
Warrant, exercise price (in dollars per share)	$ 2.21	$ 2.21	$ 2.21
Warrant, term (Year)	10 years	10 years	10 years
Lyle A. Berman Revocable Trust [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)						62,500	62,500			62,500
Warrant, exercise price (in dollars per share)						$ 2.6	$ 2.6			$ 2.6
Warrant, term (Year)						10 years	10 years			10 years
Warrant, redemption price (in dollars per share)						$ 0.01	$ 0.01			$ 0.01
Required volume weighted average sale price (in dollars per share)						$ 9	$ 9			$ 9
Lyle A. Berman Revocable Trust [Member] | Notes Payable 4 [Member]
Face amount	$ 250,000
Maturity	Aug. 23, 2025
Interest rate	8.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 4 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	62,500
Warrant, exercise price (in dollars per share)	$ 2.6
Warrant, term (Year)	10 years
Lyle A. Berman Revocable Trust [Member] | Notes Payable 5 [Member]
Face amount	$ 250,000
Maturity	Aug. 23, 2025
Interest rate	8.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 5 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	62,500
Warrant, exercise price (in dollars per share)	$ 2.6
Warrant, term (Year)	10 years
Lyle A. Berman Revocable Trust [Member] | Notes Payable 8 [Member]
Face amount	$ 250,000
Maturity	Aug. 23, 2025
Interest rate	8.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 8 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	62,500
Warrant, exercise price (in dollars per share)	$ 2.6
Warrant, term (Year)	10 years
Lyle A. Berman Revocable Trust [Member] | Notes Payable 9 [Member]
Face amount	$ 250,000	$ 250,000
Maturity	Aug. 23, 2025	Aug. 23, 2025
Interest rate	8.00%	8.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 9 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	62,500	62,500
Warrant, exercise price (in dollars per share)	$ 2.6	$ 2.6
Warrant, term (Year)	10 years	10 years
Lyle A. Berman Revocable Trust [Member] | Notes Payable 11 [Member]
Face amount	$ 250,000	$ 250,000
Maturity	Aug. 23, 2025	Aug. 23, 2025
Interest rate	8.00%	8.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 11 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	62,500	62,500
Warrant, exercise price (in dollars per share)	$ 2.6	$ 2.6
Warrant, term (Year)	10 years	10 years
Lyle A. Berman Revocable Trust [Member] | Notes Payable 16 [Member]
Face amount	$ 920,000	$ 920,000	$ 920,000
Maturity	Apr. 08, 2025	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%	6.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 16 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	230,000	230,000	230,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years	10 years
Lyle A. Berman Revocable Trust [Member] | Notes Payable 18 [Member]
Face amount	$ 500,000	$ 500,000	$ 500,000
Maturity	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Interest rate	8.00%	8.00%	8.00%
Lyle A. Berman Revocable Trust [Member] | Notes Payable 18 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	75,000	75,000	75,000
Warrant, exercise price (in dollars per share)	$ 2.21	$ 2.21	$ 2.21
Warrant, term (Year)	10 years	10 years	10 years
IG Union Bower LLC [Member] | Notes Payable 14 [Member]
Face amount	$ 100,000	$ 100,000	$ 100,000
Maturity	Apr. 08, 2025	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%	6.00%
IG Union Bower LLC [Member] | Notes Payable 14 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	25,000	25,000	25,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years	10 years
Former CFO [Member] | Notes Payable 19 [Member]
Face amount	$ 25,000	$ 25,000	$ 25,000
Maturity	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Interest rate	8.00%	8.00%	8.00%
Former CFO [Member] | Notes Payable 19 [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	3,750	3,750	3,750
Warrant, exercise price (in dollars per share)	$ 2.21	$ 2.21	$ 2.21
Warrant, term (Year)	10 years	10 years	10 years